Transactions with Related Parties (Details 2)	12 Months Ended
Dec. 31, 2017
March 23, 2015 [Member]
Disclosure of transactions between related parties [line items]
Approval date of the general meeting (after approval of Bezeq's audit committee and Board of Directors)	March 23, 2015
Nature of the transaction	Approval of Bezeq's acquisition agreement with Eurocom DBS Ltd. ("Eurocom DBS") whereby Bezeq will acquire the entire holdings of Eurocom DBS in DBS shares DBS and all the shareholder loans provided by Eurocom DBS to DBS (including acceptance of the terms established by the Antitrust Commissioner's in his approval of the merger on March 26, 2014, both by Bezeq and by DBS, and announcement of the exercise of Bezeq's option for the allotment of 6,221 DBS shares, at no cost, representing 8.6% of the share capital of DBS).
Amount of the transaction	The total cost is comprised of: a) total cash of NIS 680; b) total cash of up to NIS 200, subject to certain conditions; c) total cash of up to NIS 170, subject to certain conditions. For additional information about the conditions relating to b and c, see Note 12B above.
October 19, 2015 [Member]
Disclosure of transactions between related parties [line items]
Approval date of the general meeting (after approval of Bezeq's audit committee and Board of Directors)	October 19, 2015
Nature of the transaction	Approval of Bezeq's vote at the general meeting of shareholders of DBS in favor of DBS's agreement with Eurocom and ADB for the order of yesMaxTotal3 converters, under the existing agreement, until December 31, 2017.
Amount of the transaction	Total cost of US$ 14.
December 8, 2015 [Member]
Disclosure of transactions between related parties [line items]
Approval date of the general meeting (after approval of Bezeq's audit committee and Board of Directors)	December 8, 2015
Nature of the transaction	Amendment to the framework agreement between Pelephone and Eurocom Cellular Communications Ltd., so that it will be extended to other products and brands, including related services for all products and its extension until December 31, 2018 (or three years after the acquisition date of any additional products or brands, whichever is earlier).
Amount of the transaction	Annual scope of up to NIS 50 (for all the products).
June 30, 2016 [Member]
Disclosure of transactions between related parties [line items]
Approval date of the general meeting (after approval of Bezeq's audit committee and Board of Directors)	June 30, 2016	[1]
Nature of the transaction	Extension of the amended agreement with Eurocom Communications for ongoing management and consultation services for Bezeq. The agreement is for three years, valid until May 31, 2019, unless one of the parties submits three-month notice of termination of the agreement.	[1]
Amount of the transaction	NIS 6.4 per year.	[1]
November 27, 2014 [Member]
Disclosure of transactions between related parties [line items]
Approval date of the general meeting (after approval of Bezeq's audit committee and Board of Directors)	November 27, 2014
Nature of the transaction	Bezeq's agreement to bring forward payments with Eurocom, according to which DBS may advance, at the supplier's request, payments that are due, or will be due, to Eurocom for orders of converters.
Amount of the transaction	Up to a total cost of US$ 6. this approval was not used in the reporting year.
November 3, 2016 [Member]
Disclosure of transactions between related parties [line items]
Approval date of the general meeting (after approval of Bezeq's audit committee and Board of Directors)	November 3, 2016
Nature of the transaction	Bezeq's agreement with Eurocom for the additional acquisition of up to 90 thousand VTECH N VDSL routers, valid until June 30, 2017.
Amount of the transaction	Approval for acquisition of up to US$ 11.3 (not including VAT). In addition, in 2017, additional N standard VDSL routers were acquired, but in amounts that do not exceed the negligibility level as described above.
April 3, 2017 [Member]
Disclosure of transactions between related parties [line items]
Approval date of the general meeting (after approval of Bezeq's audit committee and Board of Directors)	April 3, 2017
Nature of the transaction	Approval of Bezeq's vote at the general meeting of DBS in favor of the agreement between DBS and Spacecom with an amendment/addendum to the existing agreement between the parties dated November 4, 2013, for the lease of satellite segments in Spacecom's satellites ("the Agreement"), including in favor of implementation of the Agreement. The validity of the Agreement remains the same as the original agreement, namely, until the end of 2028.
Amount of the transaction	A total nominal cost of up to US$ 263 for the entire term of the Agreement (until December 31, 2028), reflecting an average annual cost of US$ 21.9. It should be noted that the overall cost of the Agreement may be lower if surplus revenue sharing mechanisms are applied and/or the assumptions set out in the amendment to the Agreement.
July 5, 2017 [Member]
Disclosure of transactions between related parties [line items]
Approval date of the general meeting (after approval of Bezeq's audit committee and Board of Directors)	July 5, 2017
Nature of the transaction	The agreement between Bezeq International and Eurocom Digital for the purchase of up to 100,000 TECH VDSL routers
Amount of the transaction	Approval of the acquisition in an amount of up to USD 3.2 (not including VAT)

[1]	Eurocom will also provide ongoing consultation services in diverse areas, in a monthly scope of at least 60 hours of consulting services, provided by Or Elovitch, Orna Elovitch-Peled, Amikam Shorer, Felix Cohen, Ami Bar-Lev, and any other party set out in the agreement.